UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: November 19, 2015 to December 17, 2015

Commission File Number of issuing entity: 333-177707-02

Central Index Key Number of issuing entity: 0001582037

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-177707

Central Index Key Number of depositor: 0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548567

CIBC Inc.

(Exact name of sponsor as specified in its charter)

W. Todd Stillerman (980) 388-7451

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3913695
38-3913696
38-3913697
38-7103172

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑AB			X
A‑3			X
A‑4			X
A‑S			X
B			X
C			X
PST			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On December 17, 2015 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the historical delinquency and loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on December 17, 2015

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	42	835,648,109.57
30-59	0	0
60-89	0	0
90-120	0	0
121+	0	0
Total	42	835,648,109.57

No assets securitized by Bank of America, National Association or Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 19, 2015 to December 17, 2015. Bank of America, National Association filed its most recent Form ABS-15G on October 30, 2015. The CIK number of Bank of America, National Association is 0001102113. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2015. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. CIBC Inc. filed its most recent Form ABS-15G on November 3, 2015. The CIK number of CIBC Inc. is 0001548567.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Westfield Countryside mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $12,703,214.00, a year-to-date figure for the period of January 1, 2015 through September 30, 2015.

The Mall at Tuttle Crossing mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $13,661,777.00, a year-to-date figure for the period of January 1, 2015 through September 30, 2015.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11, relating to the December 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Depositor)

/s/ Leland F. Bunch

Leland F. Bunch, President and Chief Executive Officer

Date: December 22, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11, relating to the December 17, 2015 distribution.